Finance costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Finance costs
Interest expense from borrowings	¥ 37,613		¥ 30,467	¥ 9,149
Interest expense from lease liabilities	400		688	1,089
Others	1,825		697	37
Finance costs	¥ 39,838	$ 5,458	¥ 31,852	¥ 10,275